DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Settlements of Collateralized Indebtedness (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Number of shares (in shares) | shares		26,815,368
Collateralized indebtedness settled		$ (774,703)
Derivatives contracts settled		(56,356)
Derivatives contracts settled		(831,059)	$ (143,102)
Proceeds from new monetization contracts		838,794	$ 179,388
Net cash proceeds		$ 7,735
Comcast
Derivative [Line Items]
Stock spit, conversion ratio	2